EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 13,000		$ 11,337	$ 11,053
Subscriptions during the year	3,262		1,094	715
Ending balance	18,429	[1]	13,000	11,337
Preferred securities
Beginning balance	15		15	15
Subscriptions during the year	1,475		0
Ending balance	$ 1,490		$ 15	$ 15

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.